Catalyst/Warrington Strategic Program Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst/Warrington Strategic Program Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on April 9, 2020, (SEC Accession No. 0001580642-20-001563).